Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated net income	€ 2,143	€ 3,263	€ 2,958
Remeasurements of the net defined benefit liability	16	(80)	53
Income tax relating to items that will not be reclassified	(23)	20	(15)
Assets available for sale	23	(4)	15
Cash flow hedges	49	(364)	538
Net investment hedges		65
Translation adjustment gains and losses	(180)	(1,063)	77
Other consolidated comprehensive income	(118)	(1,282)	479
Consolidated comprehensive income	2,025	1,981	3,437
Comprehensive income attributable to the owners of the parent company	1,835	1,669	3,104
Comprehensive income attributable to non-controlling interests	190	312	333
Continuing operations [member]
Remeasurements of the net defined benefit liability	16	(80)	53
Income tax relating to items that will not be reclassified	(23)	20	(15)
Share of other comprehensive income in associates and joint ventures that will not be reclassified	(9)		(2)
Items that will not be reclassified to profit or loss	(16)	(60)	36
Assets available for sale	23	(4)	15
Cash flow hedges	49	(364)	538
Translation adjustment gains and losses	(180)	(227)	77
Income tax relating to items that are or may be reclassified	6	123	(187)
Items that are or may be reclassified subsequently to profit or loss	(102)	(472)	443
Other consolidated comprehensive income	€ (118)	(532)	€ 479
Discontinued operations [member]
Remeasurements of the net defined benefit liability in associates and joint ventures		52
Income tax relating to items that are not reclassified in associates and joint venture		(4)
Items that will not be reclassified to profit or loss		48
Net investment hedges		65
Cash flow hedges in associates and joint ventures		(5)
Translation adjustment gains and losses		(836)
Income tax relating to items that are or may be reclassified		(22)
Items that are or may be reclassified subsequently to profit or loss		(798)
Other consolidated comprehensive income		€ (750)